SCUDDER
INVESTMENTS(SM)
[LOGO]

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BOND/TAX FREE
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Scudder California Tax
Free Money Fund
Fund #087


Annual Report
March 31, 2000


Scudder California Tax Free Money Fund seeks income that is exempt from California personal and regular federal income taxes and is consistent with maintaining a stable $1.00 share price.


No-load funds with no commissions to buy, sell, or exchange shares.

Contents
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                       3   Portfolio Management Discussion

                       4   Investment Portfolio

                       7   Financial Statements

                      10   Financial Highlights

                      11   Notes to Financial Statements

                      14   Report of Independent Accountants

                      15   Tax Information

                      16   Officers and Trustees

                      17   Investment Products and Services

                      19   Scudder Solutions

Portfolio Management Discussion
--------------------------------------------------------------------------------
                                                                  March 31, 2000

                     Scudder California Tax Free Money Fund posted a 2.48% total return for the year ended March 31, 2000. The fund's 7-day effective yield as of March 31 was 2.50%. For investors in the highest combined state and federal income tax bracket, the fund's yield was equivalent to a 4.56% compounded yield. The fund's average maturity was 13 days as of March 31, 2000, compared with 27 days twelve months earlier. The fund continues to invest in variable rate demand notes, tax-free commercial paper, and tax-free notes. The fund also continues to emphasize high quality issuers and guarantors.

Investment Portfolio                                        as of March 31, 2000
--------------------------------------------------------------------------------

                                                           Principal
                                                           Amount ($)  Value ($)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Municipal Investments 100.0%
--------------------------------------------------------------------------------

California
California State, General Obligation, Tax Exempt
   Commercial Paper:
   3.2%, 4/13/2000 .....................................   1,000,000   1,000,000
   3.35%, 4/13/2000 ....................................   1,000,000   1,000,000
California School Cash Reserve Program Authority,
   Series 1999A, 4%, 7/3/2000 (b) ......................     500,000     501,109
California Health Facilities Finance Authority, Catholic
   Healthcare West, Series 1988C, Weekly Demand
   Bond, 3.15%, 7/1/2020 (b)* ..........................   2,000,000   2,000,000
California Pollution Control Finance Authority:
   Pacific Gas & Electric Company:
     Series 1996E, Daily Demand Note, 3.65%,
       11/1/2026* ......................................     500,000     500,000
     Series 1997D, AMT, Weekly Demand Note, 3.35%,
       1/1/2010* .......................................   1,500,000   1,500,000
   Solid Waste Disposal:
     Western Waste Industries, Series 1994A,
       AMT, Weekly Demand Note, 3.55%, 10/1/2006* ......   1,200,000   1,200,000
     CR&R Inc. Project, Series 1995A,
       AMT, Weekly Demand Note, 3.35%, 10/1/2010* ......   1,355,000   1,355,000
Eastern Municipal Water District, CA, Water & Sewer
   Revenues, Series 1993B, Weekly Demand Note,
   3.15%, 7/1/2020 (b)* ................................   2,100,000   2,100,000
Fontana, CA Unified School District, Series 1999, Tax
   and Revenue Anticipation Note, 3.5%, 7/7/2000 .......   2,000,000   2,001,642
Irvine, CA, Improvement Bond, Assessment District 89-10,
   Series 1990, Daily Demand Bond, 3.4%, 9/2/2015* .....   1,000,000   1,000,000
Irvine, CA, Ranch Water District, Daily Demand Bond,
   3.4%, 4/1/2033* .....................................     500,000     500,000
Kern County, CA, Certificate of Participation, Public
   Facilities Project:
     Series 1986A, Weekly Demand Bond,
       3.15%, 8/1/2006* ................................   1,000,000   1,000,000
     Series 1986D, Weekly Demand Bond,
       3.15%, 8/1/2006* ................................   1,400,000   1,400,000
Los Angeles County Metropolitan Transportation
   Authority, Sales Tax Revenue, Series 1996,
   Weekly Demand Bond, 3.36%, 7/1/2017 (b)* ............   1,500,000   1,500,000


    The accompanying notes are an integral part of the financial statements.

                                                          Principal
                                                         Amount ($)     Value ($)
------------------------------------------------------------------------------------
Los Angeles County, CA, Certificate of Participation:
   Willowbrook Project, Series 1985, Weekly Demand
     Note, 3.15%, 11/1/2015* ............................   2,400,000   2,400,000
   County Museum of Arts, Series 1985A, Weekly
     Demand Note, 3.1%, 11/1/2005* ......................   1,100,000   1,100,000
Los Angeles County, CA, Capital Asset Lease,
   Revenue Tax Exempt Commercial Paper, 2.55%,
   4/11/2000 ............................................   3,200,000   3,200,000
Los Angeles, CA, Multi-Family Housing Revenue,
   Series K, Weekly Demand Bond, 3.15%, 7/1/2010* .......   3,000,000   3,000,000
Sacramento, CA, Utility District I, Tax Exempt
   Commercial Paper:
     3.1%, 4/7/2000 .....................................   1,000,000   1,000,000
     2.6%, 4/10/2000 ....................................   1,000,000   1,000,000
San Bernadino County, CA, Certificates of Participation,
   County Center Refinancing, Series 1996, Weekly
   Demand Note, 3.2%, 7/1/2015* .........................   1,000,000   1,000,000
Santa Clara County, CA, Multi-Family Housing Authority,
   Fox Chase I Project, Series 1985E, Weekly Demand Note,
   3.15%, 11/1/2007 (b)* ................................   1,000,000   1,000,000
Southern California Metropolitan Water Authority,
   Tax Exempt Commercial Paper:
     2.7%, 4/7/2000 .....................................   1,000,000   1,000,000
     2.55%, 4/11/2000 ...................................   1,000,000   1,000,000
University of California Regents, Tax Exempt
   Commercial Paper, 3.2%, 4/12/2000 ....................   2,000,000   2,000,000
Vallejo, CA, Industrial Development Authority
   Revenue, Series 1993A, Weekly Demand
   Bond, AMT, 3.35%, 12/1/2023* .........................   1,500,000   1,500,000
Ventura County, CA, Finance Authority, Tax Exempt
   Commercial Paper, 3.3%, 4/6/2000 .....................   1,000,000   1,000,000
Puerto Rico
Puerto Rico Commonwealth, Highway & Transportation
   Authority, Transportation Revenue, Series A, Weekly
   Demand Bond, 3.25%, 7/1/2028 (b)* ....................   2,000,000   2,000,000
Puerto Rico Government Bank, Tax Exempt
   Commercial Paper:
     3.65%, 4/10/2000 ...................................     700,000     700,000
     3.4%, 4/26/2000 ....................................     800,000     800,000
------------------------------------------------------------------------------------
Total Municipal Investments (Cost $42,257,751 )                        42,257,751
------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $42,257,751) (a)             42,257,751
------------------------------------------------------------------------------------

(a)  The cost for federal income tax purposes was $42,257,751.

(b) Bond is insured by one of these companies: AMBAC, Capital Guaranty, FGIC, FSA or MBIA/BIG.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

* Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

     AMT: Subject to alternative minimum tax


    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of March 31, 2000
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value
   (cost $42,257,751) ..........................................   $ 42,257,751
Cash ...........................................................         11,917
Interest receivable ............................................        199,480
Receivable for Fund shares sold ................................         42,357
Other assets ...................................................            930
                                                                   ------------
Total assets ...................................................     42,512,435
                                                                   ------------
Liabilities
--------------------------------------------------------------------------------
Dividends payable ..............................................         19,160
Payable for Fund shares redeemed ...............................      1,195,825
Accrued management fee .........................................         39,781
Other accrued expenses and payables ............................         33,647
                                                                   ------------
Total liabilities ..............................................      1,288,413
--------------------------------------------------------------------------------
Net assets, at value                                               $ 41,224,022
--------------------------------------------------------------------------------

Net Assets
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Net assets consist of:
Accumulated net realized gain (loss) ...........................        (82,479)
Paid-in capital ................................................     41,306,501
--------------------------------------------------------------------------------
Net assets, at value                                               $ 41,224,022
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
NetAsset Value, offering and redemption price per share
   ($41,224,022 / 41,235,794 outstanding shares of
   beneficial interest, $.01 par value, unlimited number         ---------------
   of shares authorized) .......................................   $       1.00
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

-----------------------------------------------------------------------------
Statement of Operations for the year ended March 31, 2000
-----------------------------------------------------------------------------

Investment Income
-----------------------------------------------------------------------------
Interest ......................................................   $ 2,143,433
                                                                  -----------
Expenses:
Management fee ................................................       351,312
Services to shareholders ......................................        79,155
Custodian and accounting fees .................................        39,065
Auditing ......................................................        20,001
Legal .........................................................         2,548
Trustees' fees and expenses ...................................        15,551
Reports to shareholders .......................................         7,660
Registration fees .............................................        14,914
Interest expense ..............................................         1,889
Other .........................................................         4,917
                                                                  -----------
Total expenses, before expense reductions .....................       537,012
Expense reductions ............................................      (115,445)
                                                                  -----------
Total expenses, after expense reductions ......................       421,567
-----------------------------------------------------------------------------
Net investment income                                               1,721,866
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Realized and unrealized gain (loss) on investment transactions
-----------------------------------------------------------------------------
Net realized gain (loss) from investments .....................          (801)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $ 1,721,065
-----------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------
                                                                      Years Ended March 31,

Increase (Decrease) in Net Assets                                     2000             1999
------------------------------------------------------------------------------------------------
Operations:
Net investment income ........................................   $   1,721,866    $   1,717,867
Net realized gain (loss) from investment
   transactions ..............................................            (801)            (806)
                                                                 -------------    -------------
Net increase (decrease) in net assets resulting
   from operations ...........................................       1,721,065        1,717,061
                                                                 -------------    -------------
Distributions to shareholders from net
   investment income: ........................................      (1,721,866)      (1,717,867)
                                                                 -------------    -------------
Fund share transactions at net asset value of $1.00 per share:
Proceeds from shares sold ....................................      73,202,014       63,965,964
Reinvestment of distributions ................................       1,473,033        1,496,686
Cost of shares redeemed ......................................    (104,804,397)     (64,654,272)
                                                                 -------------    -------------
Net increase (decrease) in net assets from Fund
   share transactions ........................................     (30,129,350)         808,378
                                                                 -------------    -------------
Increase (decrease) in net assets ............................     (30,130,151)         807,572
Net assets at beginning of period ............................      71,354,173       70,546,601
------------------------------------------------------------------------------------------------
                                                                 -------------------------------
Net assets at end of period ..................................   $  41,224,022    $  71,354,173
                                                                 -------------------------------

    The accompanying notes are an integral part of the financial statements.


Financial Highlights
------------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

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Years Ended March 31,                     2000     1999     1998     1997    1996
------------------------------------------------------------------------------------
Net asset value, beginning of period    $1.000   $1.000   $1.000   $1.000  $1.000
                                        --------------------------------------------
------------------------------------------------------------------------------------
  Net investment income                   .025     .025     .029     .028    .032
------------------------------------------------------------------------------------
  Less distributions from:
------------------------------------------------------------------------------------
  Net investment income                  (.025)   (.025)   (.029)   (.028)  (.032)
------------------------------------------------------------------------------------
Net asset value, end of period          $1.000   $1.000   $1.000   $1.000  $1.000
                                        --------------------------------------------
------------------------------------------------------------------------------------
Total Return (%) (a)                      2.48     2.52     2.98     2.87    3.28
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period ($ millions)      41       71       71       69      67
------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                             .77      .79      .78      .79     .81
------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                             .60      .60      .60      .60     .60
------------------------------------------------------------------------------------
Ratio of net investment income (%)        2.46     2.48     2.92     2.83    3.23
------------------------------------------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced.

Notes to Financial Statements
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A. Description of the Fund

Scudder California Tax Free Money Fund (the "Fund"), a non-diversified series of Scudder California Tax Free Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

B. Cessation of Operations

On February 7, 2000, the Board of Trustees approved the cessation of operations of the Fund effective on or about May 5, 2000 (the "Closing Date"). Accordingly, the Board has voted to redeem involuntarily the shares of any Fund shareholder outstanding at that time. This may be a taxable event for shareholders with the exception of those participating in a qualified defined contribution plan, defined benefit plan or other qualified retirement vehicle. In conjunction with approving the cessation of operations of the Fund, the Board approved closing the Fund to new investors effective as of the close of business on February 7, 2000.

C. Significant Accounting Policies

The Fund's
financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At March 31, 2000, the Fund had a net tax basis capital loss carryforward of approximately $82,500, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized, or until March 31, 2002 ($7,500), March 31, 2003 ($55,200), March 31, 2004 ($17,800), March 31,
2005 ($400) March 31, 2007 ($800) and March 31, 2008 ($800), the respective expiration dates, or until liquidation of the Fund, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund. Investment Transactions and Investment Income.

Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

D. Related Parties

Under the Investment Management Agreement (the "Agreement") with Scudder Kemper Investments, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of 0.50% of the Fund's average daily net assets computed and accrued daily and payable monthly. The Adviser has agreed not to impose all or a portion of its management fee until May 5, 2000 and during such period to maintain the annualized expenses of the Fund at not more than 0.60% of average daily net assets. For the year ended March 31, 2000, the Adviser did not impose a portion of its fee amounting to $112,081 and the portion imposed amounted to $239,231, which was equivalent to an annual effective rate of 0.34% of the Fund's average daily net assets.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended March 31, 2000, the amount charged to the Fund by SSC aggregated $52,140, of which $11,666 is unpaid at March 31, 2000.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund. For the year ended March 31, 2000, the amount charged to the Fund by SFAC aggregated $30,000, of which $5,000 is unpaid at March 31, 2000.

The Fund pays each of its Trustees not affiliated with the Adviser an annual retainer allocated, plus specified amounts for attended board and committee meetings. For the year ended March 31, 2000, Trustees' fees and expenses aggregated $15,551.

E. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the year ended March 31, 2000, the Fund's custodian and transfer agent fees were reduced by $1,418 and $1,946, respectively, under these arrangements.

F. Line of Credit

The Fund and several Scudder Funds (the "Participants") share in a $1 billion revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Report of Independent Accountants
--------------------------------------------------------------------------------

                     To the Trustees of Scudder California Tax Free Trust and the Shareholders of Scudder California Tax Free Money Fund:

                     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder California Tax Free Money Fund (the "Fund") at March 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                     As described in Note B, on February 7, 2000, the Trustees voted to liquidate the Fund on or about May 5, 2000.

                     Boston, Massachusetts           PricewaterhouseCoopers LLP
                     May 3, 2000

Tax Information
--------------------------------------------------------------------------------

                    Of the dividends paid by Scudder California Tax Free Money Fund from net investment income for the taxable year ended March 31, 2000, 100% are designated as exempt interest dividends for federal income tax purposes.

                    In addition, of the dividends paid by Scudder California Tax Free Money Fund from April 1, 2000 through the liquidation date, 100% are designated as exempt interest dividends for federal income tax purposes.

                    Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Trustees
--------------------------------------------------------------------------------

Linda C. Coughlin**                         Eleanor R. Brennan*
  o President and Trustee                     o Vice President

Henry P. Becton, Jr.                        Ann M. McCreary*
  o Trustee; President and General            o Vice President
    Manager, WGBH Educational
    Foundation                              Frank J. Rachwalski, Jr.*
                                              o Vice President
Dawn-Marie Driscoll
  o Trustee; President, Driscoll            John Millette*
    Associates; Executive Fellow,             o Vice President and Secretary
    Center for Business Ethics, Bentley
    College                                 John R. Hebble*
                                              o Treasurer
Peter B. Freeman
  o Trustee; Corporate Director and         Caroline Pearson*
    Trustee                                   o Assistant Secretary

George M. Lovejoy, Jr.                        * Scudder Kemper Investments, Inc.
  o Trustee; President and Director,
    Fifty Associates

Wesley W. Marple, Jr.
  o Trustee; Professor of Business
    Administration, Northeastern
    University, College of Business
    Administration

Kathryn L. Quirk*
  o Trustee, Vice President and
    Assistant Secretary

Jean C. Tempel
  o Trustee; Venture Partner, Internet
    Capital Group

Investment Products and Services
--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
The Scudder Family of Funds+++
--------------------------------------------------------------------------------
 Money Market                                       U.S. Growth and Income
   Scudder U.S. Treasury Money Fund                   Scudder Balanced Fund
   Scudder Cash Investment Trust                      Scudder Dividend & Growth Fund
   Scudder Money Market Series --                     Scudder Growth and Income Fund***
    Prime Reserve Shares*                             Scudder Select 500 Fund
    Premium Shares*                                   Scudder S&P 500 Index Fund
    Managed Shares*                                   Scudder Real Estate Investment Fund
   Scudder Government Money Market
    Series -- Managed Shares*                       U.S. Growth
                                                    Value
 Tax Free Money Market+                               Scudder Large Company Value Fund
   Scudder Tax Free Money Fund                        Scudder Value Fund***
   Scudder Tax Free Money Market                      Scudder Small Company Value Fund
    Series -- Managed Shares*                         Scudder Micro Cap Fund
   Scudder California Tax Free Money Fund**         Growth
   Scudder New York Tax Free Money Fund**             Scudder Classic Growth Fund***
                                                      Scudder Large Company Growth Fund***
 Tax Free+                                            Scudder Select 1000 Growth Fund
   Scudder Limited Term Tax Free Fund                 Scudder Development Fund
   Scudder Medium Term Tax Free Fund                  Scudder 21st Century Growth Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund                 Global Equity
   Scudder California Tax Free Fund**               Worldwide
   Scudder Massachusetts Limited Term                 Scudder Global Fund
    Tax Free Fund**                                   Scudder International Value Fund
   Scudder Massachusetts Tax Free Fund**              Scudder International Growth and
   Scudder New York Tax Free Fund**                    Income Fund
   Scudder Ohio Tax Free Fund**                       Scudder International Fund++
                                                      Scudder International Growth Fund
 U.S. Income                                          Scudder Global Discovery Fund***
   Scudder Short Term Bond Fund                       Scudder Emerging Markets Growth Fund
   Scudder GNMA Fund                                  Scudder Gold Fund
   Scudder Income Fund                              Regional
   Scudder Corporate Bond Fund                        Scudder Greater Europe Growth Fund
   Scudder High Yield Bond Fund                       Scudder Pacific Opportunities Fund
                                                      Scudder Latin America Fund
 Global Income                                        The Japan Fund, Inc.
   Scudder Global Bond Fund
   Scudder International Bond Fund                  Industry Sector Funds
   Scudder Emerging Markets Income Fund             Choice Series
                                                      Scudder Financial Services Fund
 Asset Allocation                                     Scudder Health Care Fund
   Scudder Pathway Conservative Portfolio             Scudder Technology Fund
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio                 Preferred Series
                                                      Scudder Tax Managed Growth Fund
                                                      Scudder Tax Managed Small Company Fund

--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
 Retirement Programs                              Education Accounts
   Traditional IRA                                  Education IRA
   Roth IRA                                         UGMA/UTMA
   SEP-IRA                                          IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities
    Scudder Horizon Plan**+++ +++
    Scudder Horizon Advantage**+++ +++ +++


-----------------------------------------------------------------------------------------
Closed-End Funds#
-----------------------------------------------------------------------------------------
   The Argentina Fund, Inc.                         Montgomery Street Income Securities, Inc.
   The Brazil Fund, Inc.                            Scudder Global High Income Fund, Inc.
   The Korea Fund, Inc.                             Scudder New Asia Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

+++ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*             A class of shares of the fund.

**            Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

+++ +++ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

+++ +++ +++   A no-load variable annuity contract issued by Glenbrook Life and
              Annuity Company and underwritten by Allstate Financial Services,
              Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Scudder Solutions
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1-800-SCUDDER                                                    www.scudder.com

         Convenient  Automatic Investment Plan
    ways to invest,
        quickly and  A convenient investment program in which money is reliably electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                     Automatic Dividend Transfer

                     The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                     QuickBuy

                     Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                     Payroll Deduction and Direct Deposit

                     Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                     * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.



        Around-the- Scudder Automated Information Line: SAIL(TM) -- clock electronic 1-800-343-2890 account
        service and Personalized account information, the ability to exchange information, or redeem shares, and information on other Scudder funds including some  and services via touchtone telephone.
       transactions
                     Scudder's Web Site -- www.scudder.com

                     Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever your need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.



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1-800-SCUDDER                                                    www.scudder.com

       Retirees and  Automatic Withdrawal Plan
   those who depend
      on investment  You designate the bank account, determine the schedule (as proceeds for frequently as once a month) and amount of the redemptions, living expenses and Scudder does the rest.
    can enjoy these
        convenient,  Distributions Direct
        timely, and
           reliable Automatically deposits your fund distributions into the automated bank account you designate within three business days after withdrawal  each distribution is paid.
           programs
                     QuickSell

                     Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.


           For more Call a Scudder representative at information about 1-800-SCUDDER these services
                     Or visit our Web site at
                     www.scudder.com


     Please address  The Scudder Funds
        all written  PO Box 2291
     correspondence  Boston, Massachusetts
                 to  02107-2291



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About the Fund's Adviser

Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded over 80 years ago as one of the nation's first investment counsel organizations, joined the Zurich Financial Services Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Financial Services Group. The Zurich Financial Services Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.

Shares of the funds are not insured or guaranteed by the U.S. Government. Scudder California Tax Free Money Fund seeks to maintain a constant net asset value of $1.00 per share but there can be no assurance that the stable net asset value will be maintained.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER
INVESTMENTS(SM)
[LOGO]

PO Box 2291
Boston, MA 02107-2291
1-800-SCUDDER
www.scudder.com

A member of the [LOGO] Zurich Services Group